Segment Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Significant customers	2	2	3
Consolidated revenue percentage	10.00%	10.00%	10.00%